Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent - Narrative (Details) (Stock Compensation Plan Member) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Plan Member
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6.0	8.7	16.9